Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 325,833,339.00
Previously Paid Amount	13,810.00
Total Fee Amount	44,997.58
Total Offset Amount	0.00
Net Fee	$ 31,187.58
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A